FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

            March 2, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Advisor Series II
            (the trust):

            Fidelity Advisor Government
            Investment Fund, Fidelity
            Advisor High Yield Fund,
            Fidelity Advisor Short
            Fixed-Income Fund, Fidelity
            Advisor Intermediate Bond
            Fund, Fidelity Advisor
            Municipal Income Fund,
            Fidelity Advisor
            Intermediate Municipal
            Income Fund, and Fidelity
            Advisor Mortgage Securities
            Fund (the funds)

            File No. 33-6516 and 811-4707

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
           Eric D. Roiter  Secretary